JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 33.3%
Aerospace & Defense — 0.3%
ATI, Inc. 5.88%, 12/1/2027	108,000	107,990
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	65,000	66,294
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	16,000	16,074
6.00%, 2/15/2028 (a)	139,000	138,909
RTX Corp. 5.75%, 11/8/2026	850,000	864,598
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	30,879
TransDigm, Inc. 6.38%, 3/1/2029 (a)	345,000	350,622
		1,575,366
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	50,000	51,102
8.25%, 4/15/2031 (a)	150,000	153,101
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	189,000	189,757
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	124,000	122,947
Clarios Global LP
6.25%, 5/15/2026 (a)	59,000	59,006
6.75%, 5/15/2028 (a)	160,000	163,018
Dana, Inc.
5.38%, 11/15/2027	62,000	61,793
4.50%, 2/15/2032	23,000	21,517
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	167,000	155,949
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	152,253
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	173,437
		1,303,880
Automobiles — 0.9%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	950,197
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	197,692
5.25%, 1/8/2027 (a)	965,000	969,643
4.55%, 9/26/2029 (a)	1,930,000	1,892,115
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,404,568
		5,414,215
Banks — 14.8%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b) (c)	400,000	386,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	500,000	509,449
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,750,000	1,840,751
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	790,000	796,965
ASB Bank Ltd. (New Zealand)
5.35%, 6/15/2026 (a)	1,000,000	1,009,026
5.40%, 11/29/2027 (a)	1,000,000	1,022,668
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	800,000	801,731
5.38%, 3/13/2029	1,200,000	1,228,464

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	550,000	542,231
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	192,250
5.59%, 8/8/2028	800,000	822,376
6.61%, 11/7/2028	200,000	212,384
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	222,478
(SOFR + 1.34%), 5.93%, 9/15/2027 (c)	1,000,000	1,015,474
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	333,453
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	477,986
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	414,139
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	870,000	884,069
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	1,500,000	1,554,044
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	1,250,000	1,268,521
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	335,000	336,238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	236,117
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,480,000	1,511,339
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	728,892
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	995,000	991,494
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (a)	500,000	506,903
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	820,000	791,267
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	970,000	968,312
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	795,000	794,593
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (c)	500,000	508,777
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	1,470,000	1,484,177
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (c)	1,150,000	1,150,680
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	750,000	741,110
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	500,000	503,104
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,525,000	1,559,182
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (c)	910,000	917,709
Caixa Economica Federal (Brazil) 5.63%, 5/13/2030 (a)	200,000	198,750
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	805,000	823,568
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (c)	1,500,000	1,550,967
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b) (c)	702,000	720,987
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	660,000	675,313
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	1,100,000	1,094,004
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	1,750,000	1,754,030
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	82,980
(SOFR + 1.28%), 3.07%, 2/24/2028 (c)	500,000	486,529
(SOFR + 0.87%), 4.79%, 3/4/2029 (c)	3,000,000	3,004,079

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	1,130,000	1,144,520
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,110,000	1,096,335
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	1,180,000	1,179,195
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	535,000	526,024
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	765,000	764,122
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	945,000	954,961
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (c)	955,000	963,383
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	805,000	808,033
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	1,350,000	1,391,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	615,000	608,289
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	500,000	501,912
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	334,843
5.25%, 4/26/2029 (a)	710,000	723,090
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	855,000	865,608
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	1,750,000	1,809,312
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	300,000	306,793
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	860,000	868,543
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	585,000	586,487
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	1,305,000	1,310,886
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	500,000	498,577
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	195,209
(SOFRINDX + 1.23%), 5.07%, 3/25/2031 (c)	1,385,000	1,392,817
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,030,000	1,058,058
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,000,000	1,003,437
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	1,000,000	1,013,953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	755,000	777,129
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	494,447
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	385,656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	465,000	471,421
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (c)	1,425,000	1,440,004
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (c)	625,000	636,220
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,673,544
4.50%, 10/10/2029	1,000,000	990,219
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	501,111
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	1,000,000	1,001,918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	750,000	752,915

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a) (b)	745,000	758,459
5.41%, 5/17/2029 (a)	805,000	825,500
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	480,389
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	1,425,000	1,457,407
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	963,618
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	570,000	559,305
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	1,620,000	1,631,945
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	470,000	476,192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	755,000	765,487
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	1,605,000	1,603,685
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	775,000	795,543
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	835,533
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	770,886
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,038,650
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	279,527
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	1,245,000	1,268,003
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	945,000	947,596
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	975,000	1,000,241
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	210,000	220,372
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,100,000	3,150,670
		90,515,320
Beverages — 0.2%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,348,742
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	60,000	60,081
		1,408,823
Biotechnology — 0.2%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,120,601
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	190,252
		1,310,853
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	39,698
Wayfair LLC 7.25%, 10/31/2029 (a)	105,000	102,263
		141,961
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	149,000	135,188
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	240,000	242,427
Griffon Corp. 5.75%, 3/1/2028	125,000	124,246
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	68,976
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	100,000	99,437
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	80,000	80,602
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	175,000	177,828

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	170,000	174,572
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	194,000	190,497
		1,293,773
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (c)	380,000	381,750
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	75,000	69,747
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	350,000	345,103
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	350,000	358,308
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150,000	144,392
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,303,000	1,378,716
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	1,325,000	1,326,832
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	407,425
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	376,761
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,705,000	2,728,108
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	895,000	891,793
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	610,000	618,891
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,008,213
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	134,512
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	374,853
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	150,000	147,001
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	323,229
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	386,166
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	985,000	1,021,604
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	565,000	572,885
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	600,000	613,711
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	930,000	960,039
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	1,510,000	1,499,930
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	199,275
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	290,181
UBS Group AG (Switzerland)
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	405,000	405,565
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	297,000	298,547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	409,691
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (c)	870,000	900,671
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	1,585,000	1,632,409
		20,206,308
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	200,000	164,800
8.00%, 10/15/2034 (a)	200,000	178,500
Chemours Co. (The) 5.75%, 11/15/2028 (a)	130,000	116,403
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	195,835

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	270,000	284,403
4.25%, 5/15/2029 (a)	67,000	64,054
9.00%, 2/15/2030 (a)	45,000	48,448
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	273,000	259,561
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	114,000	112,399
5.63%, 8/15/2029 (a)	125,000	110,140
		1,534,543
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	107,768
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	100,000	94,919
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	191,041
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	58,372
Brink's Co. (The) 6.75%, 6/15/2032 (a)	75,000	76,950
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	139,000	132,367
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	200,000	199,874
5.64%, 3/13/2027 (a)	1,845,000	1,871,686
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	83,905
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	160,000	153,810
4.75%, 6/15/2029 (a)	71,000	69,270
6.75%, 1/15/2031 (a)	100,000	103,730
Madison IAQ LLC 4.13%, 6/30/2028 (a)	186,000	179,028
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	82,000	82,204
6.25%, 1/15/2028 (a)	145,000	144,852
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	50,000	48,776
6.63%, 6/15/2029 (a)	55,000	56,087
		3,654,639
Communications Equipment — 0.0% ^
CommScope LLC
4.75%, 9/1/2029 (a)	73,000	69,900
9.50%, 12/15/2031 (a)	100,000	103,942
		173,842
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	158,358	124,317
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	42,334
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	130,784
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	197,562
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	56,706
		551,703
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	100,000	104,671

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	715,198
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	65,111
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	910,000	916,231
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	1,075,000	1,087,197
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	875,114
5.75%, 3/1/2029 (a)	970,000	987,620
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	345,000	351,129
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	67,907
6.63%, 5/15/2029	140,000	141,561
5.38%, 11/15/2029	58,000	56,195
		5,263,263
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	213,875
5.88%, 2/15/2028 (a)	125,000	124,888
3.50%, 3/15/2029 (a)	59,000	55,432
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	150,000	149,378
Rite Aid Corp.
8.00%, 10/18/2024 ‡	19,023	—
8.00%, 11/15/2026 ‡ (e)	66,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (e)	6,931	—
Series A, 15.00%, 8/30/2031 ‡ (e)	20,465	—
Series B, 15.00%, 8/30/2031 ‡ (e)	9,401	—
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	125,000	122,237
		665,810
Containers & Packaging — 0.1%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	181,814
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	67,757
6.38%, 7/15/2032 (a)	80,000	80,118
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	173,000	174,641
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	152,000	152,076
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	122,358
		778,764
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	100,000	104,680
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	135,000	140,441
Diversified Telecommunication Services — 0.5%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	156,595
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	168,763
CCO Holdings LLC
5.13%, 5/1/2027 (a)	150,000	148,453

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.75%, 3/1/2030 (a)	802,000	765,580
4.50%, 8/15/2030 (a)	715,000	670,420
4.25%, 2/1/2031 (a)	100,000	91,591
4.75%, 2/1/2032 (a)	13,000	12,034
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	227,000	227,592
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	332,000	326,485
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,408	88,780
4.13%, 4/15/2030 (a) (b)	91,417	88,789
4.13%, 4/15/2030 (a)	22,810	22,154
		2,767,236
Electric Utilities — 1.1%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,156,940
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	445,232
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	400,000	345,900
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,465,242
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,784
5.20%, 4/1/2028 (a)	240,000	243,928
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	322,014
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	202,938
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	446,154
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	42,973
5.25%, 6/15/2029 (a)	232,000	229,268
PG&E Corp. 5.00%, 7/1/2028	145,000	141,477
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	372,852
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	90,000	89,738
4.38%, 5/1/2029 (a)	27,000	26,102
7.75%, 10/15/2031 (a)	195,000	206,766
		6,963,308
Electrical Equipment — 0.1%
EnerSys 6.63%, 1/15/2032 (a)	95,000	96,970
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	197,791
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	42,626
		337,387
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	166,000	160,848
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.25%, 4/1/2028 (a)	100,000	99,838
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	50,087
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	81,604
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	79,716
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	19,000	18,979
Transocean, Inc. 8.75%, 2/15/2030 (a)	80,000	81,100

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
USA Compression Partners LP 6.88%, 9/1/2027	75,000	74,973
Valaris Ltd. 8.38%, 4/30/2030 (a)	115,000	115,447
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a) (b)	198,236	206,290
		808,034
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	90,000	88,788
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	135,000	136,600
4.75%, 10/15/2027 (a)	195,000	191,962
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,224
		520,574
Financial Services — 0.9%
Block, Inc.
3.50%, 6/1/2031	38,000	34,336
6.50%, 5/15/2032	175,000	178,848
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	211,612
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	185,000	185,000
Global Payments, Inc.
1.20%, 3/1/2026	415,000	403,899
4.95%, 8/15/2027	335,000	336,503
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	157,024
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,590,000	2,517,801
5.13%, 7/29/2029 (a)	1,000,000	1,015,973
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	120,000	131,078
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	55,201
3.63%, 3/1/2029 (a)	119,000	111,025
4.00%, 10/15/2033 (a)	5,000	4,319
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	100,000	102,030
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	180,000	180,000
		5,624,649
Food Products — 0.2%
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	75,000	74,069
4.63%, 4/15/2030 (a)	91,000	86,121
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	194,799
4.90%, 4/21/2027 (a)	570,000	569,858
		924,847
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	45,000	45,445
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	66,547
		111,992

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	144,000	142,077
4.75%, 4/1/2028 (a)	31,000	29,692
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	165,000	171,292
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	101,905
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	153,000	135,113
12.63%, 7/15/2029 (a)	95,000	96,732
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,063
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (d)	200,000	203,912
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,200
7.13%, 6/1/2031 (a)	145,000	150,128
		1,102,114
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	100,000	97,462
Hologic, Inc. 4.63%, 2/1/2028 (a)	100,000	98,794
Medline Borrower LP
3.88%, 4/1/2029 (a)	310,000	292,165
6.25%, 4/1/2029 (a)	37,000	37,650
5.25%, 10/1/2029 (a)	90,000	87,953
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,577,992
		2,192,016
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	126,000	124,157
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	49,875
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	98,000	96,563
6.00%, 1/15/2029 (a)	132,000	126,823
4.75%, 2/15/2031 (a)	77,000	65,909
DaVita, Inc. 4.63%, 6/1/2030 (a)	248,000	231,741
Encompass Health Corp. 4.75%, 2/1/2030	136,000	132,585
HCA, Inc.
5.20%, 6/1/2028	520,000	527,455
5.25%, 3/1/2030	1,390,000	1,410,857
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	125,000	102,167
Star Parent, Inc. 9.00%, 10/1/2030 (a)	105,000	108,525
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	58,633
4.25%, 6/1/2029	553,000	531,009
		3,566,299
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	198,714
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	66,206

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
4.50%, 2/15/2029 (a)	60,000	57,927
6.50%, 4/1/2032 (a)	250,000	253,431
		377,564
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	44,526
Acushnet Co. 7.38%, 10/15/2028 (a)	75,000	77,716
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	134,539
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	190,000	177,432
6.50%, 2/15/2032 (a)	145,000	146,167
Carnival Corp.
5.75%, 3/1/2027 (a)	45,000	45,113
6.00%, 5/1/2029 (a)	110,000	110,290
6.13%, 2/15/2033 (a) (b)	230,000	230,568
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	125,000	124,566
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	510,368
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	72,000	70,571
4.00%, 5/1/2031 (a)	200,000	184,927
6.13%, 4/1/2032 (a)	75,000	76,157
5.88%, 3/15/2033 (a)	105,000	105,709
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	75,000	72,621
MGM Resorts International
4.75%, 10/15/2028	130,000	127,154
6.13%, 9/15/2029	80,000	80,380
6.50%, 4/15/2032	90,000	89,825
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	79,071
6.25%, 3/15/2032 (a)	75,000	76,012
6.00%, 2/1/2033 (a)	150,000	150,538
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	12,000	12,012
5.50%, 4/15/2027 (a)	56,000	55,875
5.25%, 7/15/2029	110,000	106,796
6.63%, 5/1/2032 (a)	75,000	76,463
Station Casinos LLC 4.50%, 2/15/2028 (a)	164,000	159,056
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	75,000	76,830
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	100,000	98,638
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	365,000	355,925
		3,655,845
Household Durables — 0.3%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,186,036
Newell Brands, Inc. 6.38%, 9/15/2027	235,000	235,474
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	140,000	131,861
		1,553,371

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.0% ^
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	54,562
4.13%, 4/30/2031 (a)	31,000	28,258
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	101,000	97,391
4.38%, 3/31/2029 (a)	44,000	41,332
		221,543
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	83,369
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	200,000	203,600
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	199,000
		485,969
Industrial REITs — 0.2%
Prologis LP 4.75%, 1/15/2031	925,000	927,903
Insurance — 1.4%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	110,000	111,540
Athene Global Funding 5.62%, 5/8/2026 (a)	1,675,000	1,689,563
CNO Global Funding 5.88%, 6/4/2027 (a)	1,145,000	1,170,977
Corebridge Global Funding
5.90%, 9/19/2028 (a)	645,000	670,313
5.20%, 6/24/2029 (a)	1,000,000	1,015,882
F&G Global Funding 5.88%, 6/10/2027 (a)	1,170,000	1,192,841
HUB International Ltd. 7.25%, 6/15/2030 (a)	80,000	83,314
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	149,963
4.70%, 6/5/2028 (a)	1,600,000	1,601,588
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,010,038
		8,696,019
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	75,000	75,971
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	118,256
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	46,152
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	1,000,000	1,000,000
		1,164,408
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	82,602
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	107,000	111,687
9.50%, 1/1/2031 (a)	50,000	53,282
Hillenbrand, Inc. 6.25%, 2/15/2029	85,000	85,293
Terex Corp. 5.00%, 5/15/2029 (a)	141,000	135,869
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	103,917
		490,048

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 0.7%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	712,373
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	259,000	253,361
7.75%, 4/15/2028 (a) (b)	26,000	23,758
9.00%, 9/15/2028 (a)	52,000	54,462
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	197,936
6.50%, 2/1/2029 (a)	200,000	159,570
Directv Financing LLC 5.88%, 8/15/2027 (a)	89,000	87,603
DISH DBS Corp.
7.75%, 7/1/2026	76,000	65,342
5.25%, 12/1/2026 (a)	98,000	90,462
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	323,957
Gray Media, Inc.
10.50%, 7/15/2029 (a)	200,000	212,704
5.38%, 11/15/2031 (a)	90,000	64,264
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	95,000	78,611
10.88%, 5/1/2030 (a)	18,000	8,803
7.75%, 8/15/2030 (a) (b)	173,550	133,656
News Corp. 3.88%, 5/15/2029 (a)	46,000	43,626
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	147,000	146,412
4.75%, 11/1/2028 (a) (b)	150,000	144,313
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	95,000	89,847
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	30,780
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	15,262
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	140,000	131,600
4.38%, 12/31/2032 (a)	59,000	42,605
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	124,000	122,717
4.00%, 7/15/2028 (a)	200,000	189,787
5.50%, 7/1/2029 (a)	190,000	186,893
4.13%, 7/1/2030 (a)	45,000	40,886
Stagwell Global LLC 5.63%, 8/15/2029 (a)	117,000	110,008
TEGNA, Inc.
4.63%, 3/15/2028	71,000	68,830
5.00%, 9/15/2029	67,000	63,819
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	140,000	140,090
7.38%, 6/30/2030 (a)	45,000	42,069
		4,076,406
Metals & Mining — 0.1%
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,301
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	67,272

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027 (b)	8,000	7,879
4.63%, 3/1/2029 (a)	118,000	105,468
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	115,000	114,974
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	400,000	378,200
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	73,199
		788,293
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	722,125
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	155,000	161,134
		883,259
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,475,113
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	100,000	99,614
5.38%, 6/15/2029 (a)	101,000	99,972
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	57,923
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	105,000	106,581
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	165,000	159,877
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	90,000	92,986
Buckeye Partners LP
4.13%, 12/1/2027	80,000	77,838
6.88%, 7/1/2029 (a)	65,000	66,832
California Resources Corp. 7.13%, 2/1/2026 (a)	21,000	20,982
Chord Energy Corp. 6.75%, 3/15/2033 (a)	50,000	49,654
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	88,000	88,660
8.75%, 7/1/2031 (a)	105,000	102,659
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	147,000	144,887
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	215,000	221,990
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	161,920
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	50,000	52,450
6.88%, 4/29/2030	100,000	98,000
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	85,000	87,185
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	565,025
Expand Energy Corp.
6.75%, 4/15/2029 (a)	167,000	168,961
5.38%, 3/15/2030	45,000	44,756
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (a)	200,000	202,000
Genesis Energy LP 7.75%, 2/1/2028	80,000	80,696
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	469,061
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	176,000	172,260
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	91,301
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	130,000	131,280
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	137,000	130,874

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	423,946
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	120,000	119,287
Matador Resources Co. 6.50%, 4/15/2032 (a)	95,000	93,018
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	175,000	174,096
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	85,000	83,086
NuStar Logistics LP
5.63%, 4/28/2027	55,000	55,137
6.38%, 10/1/2030	95,000	96,786
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	210,000	215,417
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	166,680	153,762
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 (b)	400,000	391,744
6.88%, 8/4/2026 (b)	430,000	426,087
5.35%, 2/12/2028	300,000	283,200
6.84%, 1/23/2030	250,000	233,738
6.70%, 2/16/2032	450,000	401,805
Range Resources Corp.
8.25%, 1/15/2029	54,000	55,471
4.75%, 2/15/2030 (a)	24,000	23,067
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	82,090
SM Energy Co.
6.63%, 1/15/2027	84,000	84,090
6.50%, 7/15/2028	100,000	99,445
Sunoco LP 5.88%, 3/15/2028	149,000	148,653
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	43,939
6.00%, 12/31/2030 (a)	187,000	179,181
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	105,000	97,581
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	420,000	429,828
9.50%, 2/1/2029 (a)	115,000	122,952
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	88,125
		8,451,755
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	65,333	65,222
5.75%, 4/20/2029 (a)	451,750	443,608
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	65,000	64,296
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	46,443
4.63%, 4/15/2029 (a)	110,000	104,484
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a) (b)	150,000	147,765
		871,818
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	106,181
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	53,738
		159,919

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	48,000	47,290
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	202,000	164,882
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	187,865
		400,037
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a) (b)	134,000	109,881
Residential REITs — 0.2%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,139,140
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	109,000	109,355
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	208,587
Entegris, Inc. 5.95%, 6/15/2030 (a)	240,000	240,132
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	692,936
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	125,000	119,386
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	102,249
		1,472,645
Software — 0.1%
Elastic NV 4.13%, 7/15/2029 (a)	100,000	93,767
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	132,000	130,187
5.13%, 4/15/2029 (a)	14,000	13,645
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	132,027
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	150,000	149,833
6.50%, 6/1/2032 (a)	100,000	102,679
		622,138
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	92,000	90,910
4.88%, 9/15/2029 (a)	75,000	72,789
		163,699
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	57,480
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	40,983
7.50%, 6/15/2029	76,000	77,899
6.75%, 7/1/2036	23,000	22,778
Escrow Rite Aid 0.00%, 12/31/2049 ‡	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	77,620
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	64,000	61,332
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	30,490
4.38%, 1/15/2031 (a)	31,000	29,053
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	59,992
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	241,268

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	164,000	156,659
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	63,370
12.75%, 1/15/2030 (a)	74,684	48,075
		966,999
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	75,000	78,833
Seagate HDD Cayman
8.25%, 12/15/2029	18,000	19,186
8.50%, 7/15/2031	6,000	6,407
9.63%, 12/1/2032	44,000	49,941
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	84,000	83,602
		237,969
Trading Companies & Distributors — 0.2%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	85,000	85,652
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	74,000	73,462
Imola Merger Corp. 4.75%, 5/15/2029 (a)	176,000	168,641
United Rentals North America, Inc.
4.88%, 1/15/2028	64,000	63,321
3.75%, 1/15/2032	300,000	269,309
6.13%, 3/15/2034 (a)	105,000	106,429
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	200,000	204,150
6.63%, 3/15/2032 (a)	100,000	102,373
		1,073,337
Wireless Telecommunication Services — 0.4%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	190,622
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	182,000	127,558
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	572,208
3.88%, 4/15/2030	1,635,000	1,576,577
		2,466,965
Total Corporate Bonds (Cost $203,220,971)		204,511,489
Asset-Backed Securities — 25.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	90,049	83,382
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	252,739
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	332,835	332,201
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	333,000	333,888
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	378,718
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	965,000	967,592
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	666,895
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	285,302
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	384,175

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	751,392
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,449,832
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	282,803
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 5.66%, 10/15/2030 (a) (f)	1,355,000	1,353,239
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.61%, 4/22/2031 (a) (f)	53,342	53,364
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	414,386
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	506,653
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.73%, 10/17/2032 (a) (f)	1,750,000	1,749,034
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,017,519
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.81%, 10/15/2034 (a) (f)	1,500,000	1,499,171
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	197,814	196,035
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	1,870,000	1,878,758
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,508,921
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,019,257
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,604,072
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,325,425
Series 2025-2, Class D, 5.62%, 3/17/2031	1,000,000	1,009,057
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.49%, 12/15/2038 (a) (f)	475,000	472,000
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	324,691	317,784
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	822,694	839,896
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,194,086	1,176,541
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.82%, 4/20/2032 (a) (f)	889,000	889,826
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	900,000	908,291
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,628,695
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,458,515
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,268,377
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	451,914
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	674,000	639,105
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	813,205
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.72%, 10/21/2031 (a) (f)	1,565,000	1,560,618
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.87%, 4/20/2034 (a) (f)	1,750,000	1,750,481
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	48,814	48,759
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	95,187	94,535
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	951,873	941,667
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	762,662
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	889,030
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	242,927
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	905,858
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	467,532
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	363,107
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	617,735
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	511,544
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	515,456

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,375,359
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,679,491
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.77%, 4/20/2034 (a) (f)	2,000,000	2,001,452
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	52,243	52,164
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	479,926	471,585
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	500,000	502,051
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	300,671
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	310,964
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,628,783
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	538,345
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	533,411
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	314,998	322,987
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	523,060	536,145
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	61,954	62,033
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	106,325	104,363
Series 2022-5A, Class C, 6.51%, 12/15/2027	253,021	253,903
Series 2021-4A, Class D, 1.96%, 1/17/2028	319,869	315,616
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	510,325
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	517,437
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	823,391
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	726,677
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	234	234
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	93,001	93,816
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	483,470
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	478,188
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	605,763
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	299,476
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	599,919
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	800,000	765,561
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	400,000	380,899
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	203,654	200,445
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	1,031,874	1,022,230
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	518,260
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	749,408
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	853,935
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	596,002
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	914,639
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	47,141	44,078
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	621,781
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	228,094
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	133,527	131,531

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	796,070	795,630
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	744,962
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	908,214
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,000,000	1,006,944
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	764,133
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	737,620
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,281,525
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,513,142
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	386,332	376,596
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	1,908,042	1,912,525
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	513,602	521,143
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	694,307	699,437
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,221,892	1,229,222
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	451,426	408,697
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	384,320	386,491
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,906,780
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.72%, 7/20/2031 (a) (f)	1,151,563	1,147,688
LCM LP (Cayman Islands) Series 14A, Class AR, 5.57%, 7/20/2031 (a) (f)	70,848	70,866
LCM Ltd. (Cayman Islands)
Series 26A, Class A1, 5.60%, 1/20/2031 (a) (f)	22,128	22,131
Series 36A, Class BR, 5.76%, 1/15/2034 (a) (f)	1,604,167	1,599,594
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	10,616	10,433
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	905,858
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (a) (f)	1,000,000	997,318
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	251,077
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	245,491
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	754,709
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	185,151
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	183,987	185,578
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,008,226
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,291,672
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	493,491	461,649
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	479,041	470,393
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	358,494	367,560
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	48,708	46,472
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	20,905	19,838
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	987,287	990,027
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2022-49A, Class BR, 5.83%, 7/25/2035 (a) (f)	434,000	434,060
Series 2021-42A, Class BR, 5.66%, 7/16/2036 (a) (f)	1,750,000	1,747,652
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	624,168
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	499,032

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	1,091,429	1,103,225
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.48%, 1/16/2037 (a) (f)	1,500,000	1,501,269
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	517,952
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,485,332
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,090,356
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,200,706	1,169,198
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	240,141	233,998
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	599,610
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	800,000	798,701
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	500,000	498,964
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	5,915	5,880
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2024-3A, Class A2, 5.96%, 8/8/2032 (a) (f)	998,994	1,000,092
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	568,109	579,220
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (f)	296,049	295,637
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	196,020
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	337,899
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	548,842
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,054,668
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (f)	1,697,000	1,590,452
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a) (g)	1,500,000	1,369,328
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,000,000	1,811,884
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,260,100
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	998,718	998,718
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,533,144
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	200,665	199,199
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,318,579
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,526,924
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.81%, 1/15/2036 (a) (f)	1,000,000	1,000,683
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	884,154	889,121
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	1,500,000	1,495,926
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	83,587	83,067
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,253,725
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	504,577
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	952,439
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	678,198
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,046,956
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,014,973
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,270,472
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,113,194
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	454,863
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	478,413	485,736
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	1,199,463	1,201,705

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	996,893	996,507
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	539,469	541,307
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,428,993	1,433,213
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.96%, 10/15/2031 (a) (f)	680,000	680,545
Series 2018-20A, Class BR2, 5.81%, 1/16/2032 (a) (f)	1,430,000	1,431,230
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.81%, 4/15/2031 (a) (f)	1,333,334	1,334,275
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	232,048
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	798,777
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,289,727
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	10,003	9,909
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	9,161	9,063
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	29,284	29,284
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	574,000	244,794
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.60%, 7/18/2031 (a) (f)	64,896	64,924
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,266,860
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,283,487
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,257,219
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (g)	137,188	137,115
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	278,879	277,973
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (a) (g)	18,355	18,344
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (g)	9,532	9,527
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (g)	25,526	25,486
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.83%, 4/19/2031 (a) (f)	1,500,000	1,502,004
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	800,197	808,310
Westlake Automobile Receivables Trust Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	510,691
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	1,286,000	1,284,433
Total Asset-Backed Securities (Cost $152,161,067)		153,072,334
Collateralized Mortgage Obligations — 12.8%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 6.22%, 12/25/2041 (a) (f)	521,000	525,663
Series 2022-R02, Class 2M2, 7.32%, 1/25/2042 (a) (f)	225,000	230,274
FHLMC STACR REMIC Trust Series 2023-HQA3, Class M2, 7.67%, 11/25/2043 (a) (f)	725,000	763,027
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	63,991	65,691
Series 5394, Class AV, 5.50%, 1/25/2035	912,863	926,315
Series 5516, Class DV, 6.00%, 12/25/2035	2,950,068	3,026,970
Series 4754, Class VG, 4.00%, 12/15/2036	319,800	318,438
Series 3878, Class PL, 4.50%, 11/15/2040	256,181	255,982
Series 4376, Class A, 4.00%, 7/15/2041	406,269	403,878
Series 5182, Class D, 2.50%, 11/25/2043	11,352,008	10,510,182
Series 4583, Class UP, 3.00%, 7/15/2045	1,573,569	1,461,521
Series 4599, Class PA, 3.00%, 9/15/2045	3,476,223	3,272,425
Series 5386, Class KA, 5.00%, 1/25/2047	2,435,446	2,421,678
Series 4718, Class DA, 3.00%, 2/15/2047	201,293	186,403

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5194, Class H, 2.50%, 10/25/2047	5,518,532	4,938,862
Series 5021, Class MI, IO, 3.00%, 10/25/2050	359,877	62,021
Series 5470, Class FG, 5.52%, 11/25/2054 (f)	1,259,214	1,247,862
Series 5472, Class FE, 5.67%, 11/25/2054 (f)	3,803,245	3,790,263
Series 5481, Class FA, 5.72%, 12/25/2054 (f)	2,782,865	2,780,206
Series 5481, Class FC, 5.82%, 12/25/2054 (f)	4,631,092	4,642,261
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	757,861	777,401
Series 2025-4, Class PV, 5.50%, 1/25/2036	733,008	754,809
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,581,942	1,611,005
Series 2012-136, Class DL, 3.50%, 12/25/2042	177,158	170,258
Series 2024-27, Class CA, 5.50%, 12/25/2048	1,629,152	1,635,558
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,465,498	2,461,491
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,701,664	1,635,016
Series 2022-43, Class P, 4.00%, 7/25/2052	420,810	407,850
Series 2024-67, Class FA, 5.49%, 9/25/2054 (f)	775,137	768,477
Series 2024-96, Class FA, 5.72%, 12/25/2054 (f)	1,905,474	1,903,810
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	4,163,070	3,970,799
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	196,560	29,271
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,538,672	1,439,658
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,689,774	4,467,962
Series 2025-1, Class GC, 3.50%, 10/20/2051	2,443,330	2,313,833
Series 2024-151, Class HB, 4.50%, 10/20/2052	5,779,190	5,660,234
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (g)	92,206	91,835
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (g)	1,225,000	1,234,368
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	1,000,000	1,000,331
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,221,839
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	649,997	650,426
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	255,000	256,520
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	955,492	946,226
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (g)	206,190	205,175
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	185,000	184,485
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	800,000	796,027
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (f)	144,000	109,786
Total Collateralized Mortgage Obligations (Cost $78,173,998)		78,534,372
U.S. Treasury Obligations — 11.5%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	586,325
3.38%, 9/15/2027	9,540,000	9,435,656
3.88%, 10/15/2027	4,155,000	4,153,864
4.13%, 11/15/2027	915,000	920,075
4.00%, 12/15/2027	21,725,000	21,794,588
4.25%, 1/15/2028	555,000	560,073
4.25%, 2/15/2028	17,355,000	17,521,093
4.00%, 2/29/2028	172,700	173,267

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 3/31/2028	340,000	337,875
3.75%, 5/15/2028	14,705,000	14,661,345
4.25%, 2/28/2029	610,000	617,172
Total U.S. Treasury Obligations (Cost $70,403,530)		70,761,333
Mortgage-Backed Securities — 8.3%
FHLMC Pool # 841368 ARM, 6.77%, 9/1/2047 (f)	921,972	948,437
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	202,045	193,932
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	270,855	258,313
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	71,646	69,949
Pool # SB8184, 4.00%, 10/1/2037	553,898	536,287
Pool # SB8261, 5.50%, 10/1/2038	888,967	902,031
Pool # SB8308, 5.00%, 6/1/2039	628,276	628,685
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	692,607	646,128
Pool # SD8231, 4.50%, 7/1/2052	736,907	695,638
Pool # SD8343, 6.00%, 7/1/2053	7,200,674	7,283,283
Pool # SD7572, 6.50%, 5/1/2054	12,550,292	12,969,618
FNMA Pool # BM4562 ARM, 6.69%, 5/1/2047 (f)	745,299	767,651
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	505,438	484,932
Pool # MA4361, 2.50%, 6/1/2036	276,081	255,573
Pool # FM7767, 2.00%, 7/1/2036	3,071,167	2,796,200
Pool # FS1563, 2.50%, 7/1/2036	387,380	358,561
Pool # FS1329, 2.00%, 2/1/2037	714,524	650,442
Pool # MA4944, 4.50%, 3/1/2038	1,976,546	1,947,801
Pool # MA5093, 5.00%, 7/1/2038	3,418,497	3,423,189
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,208,123	1,141,633
Pool # FM3075, 3.50%, 11/1/2039	809,651	769,661
Pool # CA8310, 2.50%, 12/1/2040	209,931	188,245
Pool # MA4780, 4.50%, 10/1/2042	2,043,928	1,966,755
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	708,756	672,644
Pool # FS2237, 4.00%, 10/1/2046	1,659,587	1,573,343
Pool # BM1285, 4.50%, 5/1/2047	115,041	110,831
Pool # FS1847, 4.00%, 1/1/2049	211,496	197,407
Pool # FS0085, 4.00%, 11/1/2050	750,522	699,828
Pool # MA5039, 5.50%, 6/1/2053	2,638,147	2,615,910
Pool # MA5328, 6.00%, 4/1/2054	2,311,234	2,334,783
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	606,071	575,467
Pool # 787548, 5.50%, 9/20/2054	2,518,304	2,508,050
Total Mortgage-Backed Securities (Cost $51,634,653)		51,171,207
Commercial Mortgage-Backed Securities — 5.5%
Beast Mortgage Trust Series 2021-1818, Class B, 5.89%, 3/15/2036 (a) (f)	179,000	140,317

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (f)	300,000	308,353
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (f)	300,000	303,373
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 6.09%, 9/15/2036 (a) (f)	275,000	273,281
Series 2024-MF, Class B, 6.02%, 2/15/2039 (a) (f)	1,062,545	1,063,874
BX Trust
Series 2021-RISE, Class D, 6.19%, 11/15/2036 (a) (f)	304,319	302,036
Series 2022-LBA6, Class D, 6.33%, 1/15/2039 (a) (f)	525,000	522,375
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.04%, 4/10/2048 (f)	400,000	363,000
Series 2015-GC31, Class C, 3.94%, 6/10/2048 (f)	250,000	50,379
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (f)	2,200,000	2,024,000
Series 2014-CR20, Class C, 4.67%, 11/10/2047 (f)	50,148	48,373
Series 2015-CR26, Class B, 4.51%, 10/10/2048 (f)	200,000	195,371
Series 2015-PC1, Class B, 4.34%, 7/10/2050 (f)	200,000	194,200
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.57%, 11/15/2048 (f)	325,000	306,014
Series 2015-C2, Class C, 4.18%, 6/15/2057 (f)	700,000	637,110
ELM Trust
Series 2024-ELM, Class B10, 6.00%, 6/10/2039 (a) (f)	1,016,000	1,023,405
Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (f)	1,290,000	1,294,057
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.41%, 8/25/2027 (f)	3,404,706	27,028
Series K110, Class X1, IO, 1.64%, 4/25/2030 (f)	14,048,789	888,871
Series K121, Class X1, IO, 1.02%, 10/25/2030 (f)	9,739,676	418,113
Series K120, Class X1, IO, 1.03%, 10/25/2030 (f)	9,806,049	429,499
Series K124, Class X1, IO, 0.72%, 12/25/2030 (f)	19,836,003	649,341
Series K123, Class X1, IO, 0.77%, 12/25/2030 (f)	27,638,556	942,461
Series K128, Class X1, IO, 0.51%, 3/25/2031 (f)	29,611,019	706,140
Series K111, Class X3, IO, 3.18%, 4/25/2048 (f)	405,000	54,034
Series K110, Class X3, IO, 3.37%, 6/25/2048 (f)	380,000	52,141
Series K115, Class X3, IO, 2.96%, 9/25/2048 (f)	430,000	53,183
Series K125, Class X3, IO, 2.65%, 2/25/2049 (f)	460,000	56,580
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,628,620	27,283
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	759,705
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	8,720
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (f)	600,000	490,079
Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (f)	185,000	181,756
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (f)	110,000	107,804
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	822,548
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,035,383
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	641,225
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	812,153
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,829,678	50,476
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	11,996
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	715,554
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	12,026,223	47,872

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	10,272
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	808,118
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,884,734	16,615
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	5,707
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	722,194
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (f)	100,000	97,571
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	250,000	57,154
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	148,687
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.60%, 8/15/2048 (f)	150,000	120,001
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (f)	400,000	347,912
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (f)	800,000	693,407
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (f)	275,000	203,825
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.88%, 12/15/2046 (a) (f)	145,168	136,808
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (f)	1,000,000	936,113
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (f)	1,000,000	890,954
Life Mortgage Trust Series 2021-BMR, Class C, 5.54%, 3/15/2038 (a) (f)	20,826	20,683
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.04%, 4/15/2038 (a) (f)	200,000	199,875
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	192,959
Series 2015-C25, Class B, 4.52%, 10/15/2048 (f)	500,000	495,729
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (a) (f)	593,225	596,746
Series 2020-01, Class M10, 8.19%, 3/25/2050 (a) (f)	552,904	560,936
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,523,735
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.72%, 5/15/2039 (a) (f)	804,000	798,221
Series 2024-DSNY, Class B, 6.07%, 5/15/2039 (a) (f)	1,008,000	993,195
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	214,735
SMRT Series 2022-MINI, Class E, 7.03%, 1/15/2039 (a) (f)	350,000	340,386
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.10%, 11/15/2036 (a) (f)	400,000	398,000
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (f)	500,000	492,877
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (f)	205,000	168,232
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.01%, 3/15/2045 (f)	117,000	111,315
Series 2014-C21, Class C, 4.23%, 8/15/2047 (f)	1,000,000	948,100
Series 2014-C22, Class C, 3.62%, 9/15/2057 (f)	725,000	583,400
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	937,563	888,238
Total Commercial Mortgage-Backed Securities (Cost $34,465,221)		33,762,163
Foreign Government Securities — 1.2%
Arab Republic of Egypt
7.50%, 1/31/2027 (d)	200,000	201,713
7.60%, 3/1/2029 (d)	600,000	588,351
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	182,250

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Commonwealth of the Bahamas 6.00%, 11/21/2028 (d)	200,000	193,400
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	141,000
4.50%, 1/30/2030 (d)	150,000	141,000
7.05%, 2/3/2031 (d)	200,000	207,520
Federal Republic of Nigeria 6.50%, 11/28/2027 (d)	600,000	581,064
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (d)	200,000	199,376
6.13%, 1/29/2026 (d)	400,000	400,060
7.75%, 1/15/2028 (d)	200,000	205,126
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	400,000	389,700
7.38%, 4/8/2031 (a)	200,000	170,298
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	212,800
Republic of Angola
9.50%, 11/12/2025 (d)	200,000	199,813
8.25%, 5/9/2028 (d)	200,000	179,850
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (g)	47,695	44,594
7.63%, 1/30/2033 (a)	400,000	385,516
8.08%, 4/1/2036 (a)	340,000	320,469
Republic of Ecuador 6.90%, 7/31/2030 (d) (g)	450,000	348,862
Republic of El Salvador
8.63%, 2/28/2029 (d)	270,000	278,910
9.25%, 4/17/2030 (d)	150,000	156,759
Republic of Honduras 8.63%, 11/27/2034 (a)	150,000	152,049
Republic of Iraq 5.80%, 1/15/2028 (d)	337,500	331,385
Republic of Senegal 6.25%, 5/23/2033 (d)	200,000	143,376
Republic of South Africa 7.10%, 11/19/2036 (a)	350,000	338,811
Republic of Turkiye (The) 7.13%, 2/12/2032	200,000	195,706
Suriname Government International Bond 7.95%, 7/15/2033 (d) (h)	203,000	188,819
Total Foreign Government Securities (Cost $7,092,142)		7,078,577
Municipal Bonds — 0.0% (f) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $83,999)	2,058,521	88,886
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	66	—
Short-Term Investments — 2.4%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (j) (k) (Cost $10,112,205)	10,110,843	10,112,865
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (j) (k) (Cost $2,999,760)	2,999,760	2,999,760

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.25%, 7/24/2025 (l) (m) (Cost $1,334,753)	1,343,000	1,334,800
Total Short-Term Investments (Cost $14,446,718)		14,447,425
Total Investments — 100.0% (Cost $611,682,299)		613,427,786
Liabilities in Excess of Other Assets — (0.0)% ^		(1,032)
NET ASSETS — 100.0%		613,426,754

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $2,887,661.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Defaulted security.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(l)	The rate shown is the effective yield as of May 31, 2025.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	457	09/30/2025	USD	94,834,640	126,453
U.S. Treasury 5 Year Note	556	09/30/2025	USD	60,213,063	314,729
441,182
Short Contracts
U.S. Treasury 10 Year Note	(164)	09/19/2025	USD	(18,188,625)	(160,422)
U.S. Treasury 10 Year Ultra Note	(108)	09/19/2025	USD	(12,183,750)	(149,472)
U.S. Treasury Long Bond	(27)	09/19/2025	USD	(3,054,375)	(63,210)
U.S. Treasury Ultra Bond	(14)	09/19/2025	USD	(1,628,375)	(37,423)
(410,527)
30,655

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$149,126,798	$3,945,536	$153,072,334
Collateralized Mortgage Obligations	—	78,534,372	—	78,534,372
Commercial Mortgage-Backed Securities	—	33,039,969	722,194	33,762,163
Common Stocks	—	—	— (a)	—(a )
Corporate Bonds
Aerospace & Defense	—	1,575,366	—	1,575,366
Automobile Components	—	1,303,880	—	1,303,880
Automobiles	—	5,414,215	—	5,414,215
Banks	—	90,515,320	—	90,515,320
Beverages	—	1,408,823	—	1,408,823
Biotechnology	—	1,310,853	—	1,310,853
Broadline Retail	—	141,961	—	141,961
Building Products	—	1,293,773	—	1,293,773
Capital Markets	—	20,206,308	—	20,206,308
Chemicals	—	1,534,543	—	1,534,543
Commercial Services & Supplies	—	3,654,639	—	3,654,639
Communications Equipment	—	173,842	—	173,842
Construction & Engineering	—	551,703	—	551,703
Construction Materials	—	104,671	—	104,671
Consumer Finance	—	5,263,263	—	5,263,263
Consumer Staples Distribution & Retail	—	665,810	— (a)	665,810
Containers & Packaging	—	778,764	—	778,764
Distributors	—	104,680	—	104,680
Diversified Consumer Services	—	140,441	—	140,441
Diversified Telecommunication Services	—	2,767,236	—	2,767,236
Electric Utilities	—	6,963,308	—	6,963,308
Electrical Equipment	—	337,387	—	337,387
Electronic Equipment, Instruments & Components	—	160,848	—	160,848
Energy Equipment & Services	—	808,034	—	808,034
Entertainment	—	520,574	—	520,574
Financial Services	—	5,259,649	365,000	5,624,649
Food Products	—	924,847	—	924,847
Gas Utilities	—	111,992	—	111,992
Ground Transportation	—	1,102,114	—	1,102,114
Health Care Equipment & Supplies	—	2,192,016	—	2,192,016
Health Care Providers & Services	—	3,566,299	—	3,566,299
Health Care Technology	—	198,714	—	198,714
Hotel & Resort REITs	—	377,564	—	377,564
Hotels, Restaurants & Leisure	—	3,655,845	—	3,655,845
Household Durables	—	1,553,371	—	1,553,371
Household Products	—	221,543	—	221,543
Independent Power and Renewable Electricity Producers	—	485,969	—	485,969
Industrial REITs	—	927,903	—	927,903
Insurance	—	8,696,019	—	8,696,019
Interactive Media & Services	—	75,971	—	75,971

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$—	$164,408	$1,000,000	$1,164,408
Leisure Products	—	82,602	—	82,602
Machinery	—	490,048	—	490,048
Media	—	4,076,406	—	4,076,406
Metals & Mining	—	788,293	—	788,293
Mortgage Real Estate Investment Trusts (REITs)	—	883,259	—	883,259
Multi-Utilities	—	1,475,113	—	1,475,113
Oil, Gas & Consumable Fuels	—	8,451,755	—	8,451,755
Passenger Airlines	—	871,818	—	871,818
Personal Care Products	—	159,919	—	159,919
Pharmaceuticals	—	400,037	—	400,037
Real Estate Management & Development	—	109,881	—	109,881
Residential REITs	—	1,139,140	—	1,139,140
Semiconductors & Semiconductor Equipment	—	1,472,645	—	1,472,645
Software	—	622,138	—	622,138
Specialized REITs	—	163,699	—	163,699
Specialty Retail	—	966,999	— (a)	966,999
Technology Hardware, Storage & Peripherals	—	237,969	—	237,969
Trading Companies & Distributors	—	1,073,337	—	1,073,337
Wireless Telecommunication Services	—	2,466,965	—	2,466,965
Total Corporate Bonds	—	203,146,489	1,365,000	204,511,489
Foreign Government Securities	—	7,078,577	—	7,078,577
Mortgage-Backed Securities	—	51,171,207	—	51,171,207
Municipal Bonds	—	88,886	—	88,886
U.S. Treasury Obligations	—	70,761,333	—	70,761,333
Short-Term Investments
Investment Companies	10,112,865	—	—	10,112,865
Investment of Cash Collateral from Securities Loaned	2,999,760	—	—	2,999,760
U.S. Treasury Obligations	—	1,334,800	—	1,334,800
Total Short-Term Investments	13,112,625	1,334,800	—	14,447,425
Total Investments in Securities	$13,112,625	$594,282,431	$6,032,730	$613,427,786
Appreciation in Other Financial Instruments
Futures Contracts	$441,182	$—	$—	$441,182
Depreciation in Other Financial Instruments
Futures Contracts	$(410,527)	$—	$—	$(410,527)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$30,655	$—	$—	$30,655

(a)	Value is zero.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$3,010,737	$—	$(15,665)	$3,428	$1,016,507	$(69,471)	$—	$—	$3,945,536
Collateralized Mortgage Obligations	185,192	—	—	—	—	—	—	(185,192)	—
Commercial Mortgage-Backed Securities	—	—	(1,718)	518	723,394	—	—	—	722,194
Common Stocks	— (a)	—	— (a)	—	—	—	—	—	— (a)
Corporate Bonds	6,979	—	(8,426)	256	1,366,191	—	—	—	1,365,000
Total	$3,202,908	$—	$(25,809)	$4,202	$3,106,092	$(69,471)	$—	$(185,192)	$6,032,730

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(25,810).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,041,580	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (5.88%)
			Constant Repayment Rate	0.00% - 90.00% (28.22%)
			Yield (Discounted Rate of Cash Flows)	5.48% - 15.98% (7.23%)
Asset-Backed Securities	2,041,580
	-(b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	-(b )
Total	$2,041,580

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $3,991,150. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$34,888,213	$108,741,928	$133,513,675	$(144)	$(3,457)	$10,112,865	10,110,843	$198,939	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	2,477,517	8,382,844	7,860,601	—	—	2,999,760	2,999,760	31,399	—
Total	$37,365,730	$117,124,772	$141,374,276	$(144)	$(3,457)	$13,112,625		$230,338	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.